Consolidated Statements of Financial Position - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Goodwill	€ 380.6	€ 362.5
Other intangible assets	790.4	804.1
Property, plant and equipment	935.3	757.2
Right-of-use assets	248.1	214.4
Contract assets	9.8	0.0
Other financial assets	1,254.0	1,176.1
Other non-financial assets	26.3	83.4
Deferred tax assets	81.7	81.3
Total non-current assets	3,726.2	3,479.0
Current assets
Inventories	283.3	357.7
Trade and other receivables	1,463.9	2,155.7
Contract assets	10.0	4.9
Other financial assets	7,021.7	4,885.3
Other non-financial assets	212.7	280.9
Income tax assets	50.0	179.1
Cash and cash equivalents	9,761.9	11,663.7
Total current assets	18,803.5	19,527.3
Total assets	22,529.7	23,006.3
Equity
Share capital	248.6	248.6
Capital reserve	1,398.6	1,229.4
Treasury shares	(8.6)	(10.8)
Retained earnings	19,098.0	19,763.3
Other reserves	(1,325.5)	(984.6)
Total equity	19,411.1	20,245.9
Non-current liabilities
Lease liabilities, loans and borrowings	214.7	191.0
Other financial liabilities	46.9	38.8
Provisions	20.9	8.8
Contract liabilities	183.0	398.5
Other non-financial liabilities	87.5	13.1
Deferred tax liabilities	42.4	39.7
Total non-current liabilities	595.4	689.9
Current liabilities
Lease liabilities, loans and borrowings	39.5	28.1
Trade payables and other payables	426.7	354.0
Other financial liabilities	1,443.4	415.2
Income tax liabilities	4.5	525.5
Provisions	144.8	269.3
Contract liabilities	294.9	353.3
Other non-financial liabilities	169.4	125.1
Total current liabilities	2,523.2	2,070.5
Total liabilities	3,118.6	2,760.4
Total equity and liabilities	€ 22,529.7	€ 23,006.3